STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026
Cash flows from operating activities:
Net loss	$ (18,856)	$ (37,100)	$ (55,956)
Changes in operating assets and liabilities:
Prepaid expenses	(10,700)		0
Accrued expenses	18,856		32,836
Net cash used in operating activities	(10,700)		(23,120)
Cash flows from financing activities:
Proceeds from promissory note - related party	10,700		24,020
Payment of offering costs	0		(900)
Net cash provided by financing activities	10,700		23,120
Net change in cash	0		0
Cash, beginning of the period	0	0	0
Cash, end of the period	0	$ 0	0
Supplemental disclosure of cash flow information:
Deferred costs included in accrued offering costs	46,036		134,965
Share subscription receivable from Sponsor and EBC	$ 26,739		$ 26,739